Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	4,022,971
Proposed Maximum Offering Price per Unit	2.77
Maximum Aggregate Offering Price	$ 11,143,629.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,538.94
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on
Form S-8 (“Registration Statement”) also covers any additional number of shares of Series 1 common stock, $0.0001 par value per share (“Common Stock”) of Commerce.com, Inc. (the “Company”) that became issuable under the Company’s
2020 Equity Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction which results in an increase in the number of shares of the Registrant’s outstanding Common Stock.

(2) Represents an additional 4,022,971 shares of Common Stock, 3,928,833 of which became available for issuance under the 2020 Plan on January 1, 2025 and 94,138 of which became available for issuance under the 2020 Plan on January 1,
2026 due to the automatic annual increase provisions of the 2020 Plan

(3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities
Act and based on the average of the high and low sales price per share of Common Stock on the Nasdaq Global Market on
February 24, 2026, which is within five business days prior to filing this Registration Statement.